Related Parties Payable (Details) - Schedule of nature of relationship with related parties	12 Months Ended
Dec. 31, 2008
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of nature of relationship with related parties [Line Items]
Relationship with the Group	Co-chairman of the Board of Directors and interim Chief Financial Officer
Chen, Bizhen [Member]
Related Parties Payable (Details) - Schedule of nature of relationship with related parties [Line Items]
Relationship with the Group	Wife of Yan, Keyan
KBS International [Member]
Related Parties Payable (Details) - Schedule of nature of relationship with related parties [Line Items]
Relationship with the Group	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory [Member]
Related Parties Payable (Details) - Schedule of nature of relationship with related parties [Line Items]
Relationship with the Group	Company owned by Chen, Bizhen
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of nature of relationship with related parties [Line Items]
Relationship with the Group	Chief Executive Officer